SALES - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SALES
Sales	$ 11,915	$ 12,222	$ 11,497
Gold Dore
SALES
Sales	8,357	8,490	8,534
Sales From Concentrate and Other Production
SALES
Sales	3,558	3,732	2,963
Operating Segments | CC&V
SALES
Sales	333	396	478
Operating Segments | CC&V | Gold Dore
SALES
Sales	328	382	478
Operating Segments | CC&V | Sales From Concentrate and Other Production
SALES
Sales	5	14	0
Operating Segments | Red Lake
SALES
Sales			67
Operating Segments | Red Lake | Gold Dore
SALES
Sales			67
Operating Segments | Red Lake | Sales From Concentrate and Other Production
SALES
Sales			0
Operating Segments | Musselwhite
SALES
Sales	305	277	180
Operating Segments | Musselwhite | Gold Dore
SALES
Sales	305	277	180
Operating Segments | Musselwhite | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Porcupine
SALES
Sales	504	517	566
Operating Segments | Porcupine | Gold Dore
SALES
Sales	504	517	566
Operating Segments | Porcupine | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Eleonore
SALES
Sales	391	446	371
Operating Segments | Eleonore | Gold Dore
SALES
Sales	391	446	371
Operating Segments | Eleonore | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Penasquito
SALES
Sales	2,189	2,634	1,886
Operating Segments | Penasquito | Gold Dore
SALES
Sales	110	207	84
Operating Segments | Penasquito | Sales From Concentrate and Other Production
SALES
Sales	2,079	2,427	1,802
Operating Segments | Penasquito | Penasquito - Gold
SALES
Sales	1,006	1,250	894
Operating Segments | Penasquito | Penasquito - Gold | Gold Dore
SALES
Sales	110	207	84
Operating Segments | Penasquito | Penasquito - Gold | Sales From Concentrate and Other Production
SALES
Sales	896	1,043	810
Operating Segments | Penasquito | Penasquito - Silver
SALES
Sales	549	651	510
Operating Segments | Penasquito | Penasquito - Silver | Gold Dore
SALES
Sales	0	0	0
Operating Segments | Penasquito | Penasquito - Silver | Sales From Concentrate and Other Production
SALES
Sales	549	651	510
Operating Segments | Penasquito | Penasquito - Silver | Silver Streaming Agreement
SALES
Sales	73	79	67
Operating Segments | Penasquito | Penasquito - Lead
SALES
Sales	133	172	134
Operating Segments | Penasquito | Penasquito - Lead | Gold Dore
SALES
Sales	0	0	0
Operating Segments | Penasquito | Penasquito - Lead | Sales From Concentrate and Other Production
SALES
Sales	133	172	134
Operating Segments | Penasquito | Penasquito - Zinc
SALES
Sales	501	561	348
Operating Segments | Penasquito | Penasquito - Zinc | Gold Dore
SALES
Sales	0	0	0
Operating Segments | Penasquito | Penasquito - Zinc | Sales From Concentrate and Other Production
SALES
Sales	501	561	348
Operating Segments | Yanacocha
SALES
Sales	451	471	593
Operating Segments | Yanacocha | Gold Dore
SALES
Sales	446	451	592
Operating Segments | Yanacocha | Sales From Concentrate and Other Production
SALES
Sales	5	20	1
Operating Segments | Merian Gold Project
SALES
Sales	723	780	822
Operating Segments | Merian Gold Project | Gold Dore
SALES
Sales	723	780	822
Operating Segments | Merian Gold Project | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Cerro Negro
SALES
Sales	508	480	404
Operating Segments | Cerro Negro | Gold Dore
SALES
Sales	508	480	404
Operating Segments | Cerro Negro | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Boddington
SALES
Sales	1,763	1,507	1,376
Operating Segments | Boddington | Gold Dore
SALES
Sales	366	311	290
Operating Segments | Boddington | Sales From Concentrate and Other Production
SALES
Sales	1,397	1,196	1,086
Operating Segments | Boddington | Boddington - Gold
SALES
Sales	1,447	1,212	1,221
Operating Segments | Boddington | Boddington - Gold | Gold Dore
SALES
Sales	366	311	290
Operating Segments | Boddington | Boddington - Gold | Sales From Concentrate and Other Production
SALES
Sales	1,081	901	931
Operating Segments | Boddington | Boddington - Copper
SALES
Sales	316	295	155
Operating Segments | Boddington | Boddington - Copper | Gold Dore
SALES
Sales	0	0	0
Operating Segments | Boddington | Boddington - Copper | Sales From Concentrate and Other Production
SALES
Sales	316	295	155
Operating Segments | Tanami
SALES
Sales	878	879	871
Operating Segments | Tanami | Gold Dore
SALES
Sales	878	879	871
Operating Segments | Tanami | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Ahafo
SALES
Sales	1,023	864	853
Operating Segments | Ahafo | Gold Dore
SALES
Sales	1,023	864	853
Operating Segments | Ahafo | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Akyem
SALES
Sales	749	680	671
Operating Segments | Akyem | Gold Dore
SALES
Sales	749	680	671
Operating Segments | Akyem | Sales From Concentrate and Other Production
SALES
Sales	0	0	0
Operating Segments | Nevada Gold Mines
SALES
Sales	2,098	2,291	2,359
Operating Segments | Nevada Gold Mines | Gold Dore
SALES
Sales	2,026	2,216	2,285
Operating Segments | Nevada Gold Mines | Sales From Concentrate and Other Production
SALES
Sales	72	75	74
Eliminations | Nevada Gold Mines
SALES
Sales	$ 2,022	$ 2,212	$ 2,293